SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended				10 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended	10 Months Ended
	Dec. 31, 2011 M asset property	Dec. 31, 2011 Discontinuing operations	Dec. 31, 2011 Minimum Y	Dec. 31, 2011 Maximum Y	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor	Nov. 09, 2010 Predecessor Discontinuing operations	Dec. 31, 2009 Predecessor Discontinuing operations	Nov. 09, 2010 Predecessor Turkey joint venture
Impaired assets
Number of impaired operating properties	3
Number of impaired non-income producing assets	1
Impairment charges related to operating properties and properties under development	$ 68,300,000				$ 35,300,000	$ 1,080,000,000
Reduction in carrying value of impared asset below related nonrecourse notes payable	37,500,000
Nonrecourse notes payable related to impaired assets	83,900,000
Impairment charges related to operating properties and properties under development, amounts not reflected in "Provisions for impairment" in Consolidated Statements of Income and Comprehensive Income		4,000,000					30,800,000	908,200,000
Impairment provision related to sale of its interest in Turkey					20,200,000	44,511,000			21,100,000
Goodwill
Goodwill impairment losses during the year						$ (140,600,000)
Amortization period for difference between carrying amount of investment in unconsolidated real estate affiliates and company's share of underlying equity (in years)			5	45
Cash and Cash Equivalents
Maximum term of original maturity to classify investments as cash equivalents (in months)	3